Pensions and other postretirement benefits (Details 5) - CAD	Dec. 31, 2015	Dec. 31, 2014
Amounts recognized in Consolidated Balance Sheet
Non current assets-pension assets	CAD 1,305,000,000	CAD 882,000,000
Current liabilities	(18,000,000)	(17,000,000)
Non current liabilities-pension and other postretirement benefits	(720,000,000)	(650,000,000)
Pensions [Member]
Amounts recognized in Consolidated Balance Sheet
Non current assets-pension assets	1,305,000,000	882,000,000
Current liabilities	0	0
Non current liabilities-pension and other postretirement benefits	(469,000,000)	(400,000,000)
Total amount recognized	836,000,000	482,000,000
Other postretirement benefits [Member]
Amounts recognized in Consolidated Balance Sheet
Non current assets-pension assets	0	0
Current liabilities	(18,000,000)	(17,000,000)
Non current liabilities-pension and other postretirement benefits	(251,000,000)	(250,000,000)
Total amount recognized	CAD (269,000,000)	CAD (267,000,000)